Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates its Revenue from Contracts with Customers

The Company disaggregates its revenue from contracts with customers by type and by geographical location. See the tables:

	Three Months Ended
	April 30,
	2025	2024
Revenue by type
Sale of goods	$667,432	$408,532
Services	-	-
Total	$667,432	$408,532

The Company disaggregates its revenue from contracts with customers by type and by geographical location. See the tables:

	Years Ending January 31,
	2025	2024
Revenue by type
Sale of goods	$2,139,537	$1,920,280
Services	-	165,034
Total	$2,139,537	$2,085,314

Schedule of Revenue by Geographic Location
	Three Months Ended
	April 30,
	2025	2024
Revenue by geographic location:
United States	$667,432	$408,532
Foreign	-	-
	$667,432	$408,532

	Years Ending January 31,
	2025	2024
Revenue by geographic location:
United States	$2,139,537	$2,085,314
Foreign	-	-
	$2,139,537	$2,085,314

Schedule of Property, Plant and Equipment Useful Lives	The lives over which the fixed assets are depreciated range from 3 to 20 years as follows:
Lab Equipment	5-10 years
Furniture and fixtures	3-5 years
Machinery and equipment	5-20 years
The lives over which the fixed assets are depreciated range from 3 to 20 years as follows:
Lab Equipment	5-10 years
Furniture and fixtures	3-5 years
Machinery and equipment	5-20 years